Segment information and information by geographical area (Tables)	12 Months Ended
Dec. 31, 2023
Segment information and information by geographical area
Schedule of information by segment
(€ million)	Exploration & Production	Global Gas & LNG Portfolio	Enilive, Refining and Chemicals	Plenitude & Power	Corporate and Other activities	Adjustments of intragroup profits	Total
2023
Sales from operations including intersegment sales	23,903	20,139	52,558	14,256	1,972
Less: intersegment sales	(13,060)	(3,229)	(393)	(658)	(1,771)
Sales from operations	10,843	16,910	52,165	13,598	201		93,717
Operating profit	8,549	2,431	(1,397)	(464)	(943)	81	8,257
Net provisions for contingencies	(347)	(205)	(392)	(74)	(339)	(12)	(1,369)
Depreciation and amortization	(6,148)	(233)	(524)	(466)	(142)	34	(7,479)
Impairments of tangible and intangible assets and right-of-use assets	(1,413)	(3)	(770)	(18)	(58)		(2,262)
Reversals of tangible and intangible assets and right-of-use assets	376	4	6	48	26		460
Write-off of tangible and intangible assets	(531)			(5)	1		(535)
Share of profit (loss) of equity-accounted investments	1,009	49	343	(55)	(10)		1,336
Identifiable assets (a)	62,180	6,381	15,530	13,999	1,952	(378)	99,664
Unallocated assets (b)							42,942
Equity-accounted investments	6,773	531	3,582	667	1,077		12,630
Identifiable liabilities (a)	18,020	5,997	10,200	6,076	4,629	(56)	44,866
Unallocated liabilities (b)							44,096
Capital expenditure in tangible and intangible assets	7,133	16	982	740	363	(19)	9,215
2022
Sales from operations including intersegment sales	31,194	48,586	59,178	20,883	1,886
Less: intersegment sales	(18,305)	(7,356)	(708)	(1,157)	(1,689)
Sales from operations	12,889	41,230	58,470	19,726	197		132,512
Operating profit	15,963	3,730	460	(825)	(1,956)	138	17,510
Net provisions for contingencies	(147)	(393)	(1,110)	(14)	(1,340)	19	(2,985)
Depreciation and amortization	(6,017)	(217)	(506)	(358)	(140)	33	(7,205)
Impairments of tangible and intangible assets and right-of-use assets	(613)	(6)	(752)	(125)	(71)		(1,567)
Reversals of tangible and intangible assets and right-of-use assets	181	18	35	162	31		427
Write-off of tangible and intangible assets	(596)	(1)	(2)				(599)
Share of profit (loss) of equity-accounted investments	1,526	4	446	(20)	(115)		1,841
Identifiable assets (a)	60,298	12,282	14,925	11,987	1,666	(472)	100,686
Unallocated assets (b)							51,444
Equity-accounted investments	7,314	1	3,084	663	1,030		12,092
Identifiable liabilities (a)	17,339	12,572	9,011	4,787	4,462	(68)	48,103
Unallocated liabilities (b)							48,797
Capital expenditure in tangible and intangible assets	6,252	23	878	631	276	(4)	8,056
2021
Sales from operations including intersegment sales	21,742	20,843	40,374	11,187	1,698
Less: intersegment sales	(12,896)	(3,870)	(323)	(670)	(1,510)
Sales from operations	8,846	16,973	40,051	10,517	188		76,575
Operating profit	10,113	899	45	2,355	(863)	(208)	12,341
Net provisions for contingencies	(221)	(139)	(137)	(1)	(186)	(23)	(707)
Depreciation and amortization	(5,976)	(174)	(512)	(286)	(148)	33	(7,063)
Impairments of tangible and intangible assets and right-of-use assets	(194)	(28)	(1,342)	(132)	(27)		(1,723)
Reversals of tangible and intangible assets	1,438	2		112	4		1,556
Write-off of tangible and intangible assets	(375)		(2)	(1)	(9)		(387)
Share of profit (loss) of equity-accounted investments	8		(333)		(766)		(1,091)
Identifiable assets (a)	61,699	10,022	13,326	8,343	1,493	(591)	94,292
Unallocated assets (b)							43,473
Equity-accounted investments	2,639	17	2,366	667	198		5,887
Identifiable liabilities (a)	17,024	10,072	6,796	3,786	3,360	(49)	40,989
Unallocated liabilities (b)							52,257
Capital expenditure in tangible and intangible assets	3,824	19	728	443	224	(4)	5,234
(a) Include assets/liabilities directly associated with the generation of operating profit.
(b) Include assets/liabilities not directly associated with the generation of operating profit.

Schedule of information by geographical area
(€ million)	Italy	Other European Union	Rest of Europe	Americas	Asia	Africa	Other areas	Total
2023
Identifiable assets (a)	30,026	6,962	5,124	7,658	17,855	30,928	1,111	99,664
Capital expenditure in tangible and intangible assets	2,006	485	235	609	1,471	4,105	304	9,215
2022
Identifiable assets (a)	29,195	7,689	6,564	8,892	18,653	28,167	1,526	100,686
Capital expenditure in tangible and intangible assets	1,475	415	205	1,266	1,390	3,163	142	8,056
2021
Identifiable assets (a)	23,718	6,902	6,114	5,718	17,483	33,499	858	94,292
Capital expenditure in tangible and intangible assets	1,333	199	202	659	1,203	1,604	34	5,234
(a) Include assets directly associated with the generation of operating profit.

Schedule of sales from operations by geography
(€ million)	2023	2022	2021
Italy	33,450	60,090	29,968
Other European Union	18,271	25,413	14,671
Rest of Europe	18,476	21,748	12,470
Americas	7,004	6,929	4,420
Asia	7,404	9,062	7,891
Africa	9,057	9,191	7,040
Other areas	55	79	115
	93,717	132,512	76,575